PP&E - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 6,033,942
Depreciation	(1,217,258)	$ (1,446,267)	$ (1,644,158)
PP&E at end of year	5,281,751	6,033,942
Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	6,098,939
PP&E at end of year	5,337,858	6,098,939
PP&ES | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(7,564,827)	(6,742,975)
Incorporation by acquisition	(86,549)
Depreciation	(1,217,258)	(1,446,267)
Currency translation adjustments	117,751	67,611
Reclassifications	2,272
Decrease and reclassifications	396,586	556,804
PP&E at end of year	(8,352,025)	(7,564,827)	(6,742,975)
PP&ES | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	6,098,939
PP&E at end of year	5,337,858	6,098,939
Real Estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(281,571)	(238,584)
Incorporation by acquisition	(118)
Depreciation	(45,240)	(47,491)
Currency translation adjustments	5,173	4,069
Reclassifications	2,221
Decrease and reclassifications	313	435
PP&E at end of year	(319,222)	(281,571)	(238,584)
Real Estate | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	918,755
PP&E at end of year	871,113	918,755
Switching Equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(351,954)	(294,519)
Incorporation by acquisition	(2,845)
Depreciation	(61,818)	(74,221)
Currency translation adjustments	12,955	16,786
Reclassifications	(443,605)
Decrease and reclassifications	44
PP&E at end of year	(847,223)	(351,954)	(294,519)
Switching Equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	130,654
PP&E at end of year	213,741	130,654
Fixed Network and Transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(3,376,863)	(3,076,820)
Incorporation by acquisition	(70,500)
Depreciation	(519,632)	(577,957)
Currency translation adjustments	47,603	(13,237)
Reclassifications	443,605
Decrease and reclassifications	228,589	291,151
PP&E at end of year	(3,247,198)	(3,376,863)	(3,076,820)
Fixed Network and Transportation | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	2,362,385
PP&E at end of year	2,208,606	2,362,385
Mobile Network Access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(915,064)	(775,415)
Depreciation	(121,493)	(155,903)
Currency translation adjustments	11,778	16,148
Reclassifications	738
Decrease and reclassifications	52	106
PP&E at end of year	(1,023,989)	(915,064)	(775,415)
Mobile Network Access | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	422,199
PP&E at end of year	383,137	422,199
Tower and Pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(157,437)	(140,673)
Depreciation	(19,748)	(20,934)
Currency translation adjustments	3,031	3,965
Reclassifications	(70)
Decrease and reclassifications		205
PP&E at end of year	(174,224)	(157,437)	(140,673)
Tower and Pole | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	164,652
PP&E at end of year	141,596	164,652
Power Equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(295,833)	(252,384)
Depreciation	(44,250)	(47,659)
Currency translation adjustments	8,657	4,210
Reclassifications	(59)
PP&E at end of year	(331,485)	(295,833)	(252,384)
Power Equipment and Installations | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	223,861
PP&E at end of year	202,594	223,861
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(1,631,860)	(1,368,985)
Incorporation by acquisition	(1,745)
Depreciation	(239,994)	(289,252)
Currency translation adjustments	19,056	26,353
Reclassifications	(226)
Decrease and reclassifications		24
PP&E at end of year	(1,854,769)	(1,631,860)	(1,368,985)
Computer equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	546,592
PP&E at end of year	441,336	546,592
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(156,048)	(219,833)
Incorporation by acquisition	(9,422)
Depreciation	(143,423)	(208,534)
Currency translation adjustments	4,057	8,013
Decrease and reclassifications	159,010	264,306
PP&E at end of year	(145,826)	(156,048)	(219,833)
Goods lent to customers at no cost | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	227,349
PP&E at end of year	153,150	227,349
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(145,394)	(138,934)
Incorporation by acquisition	(698)
Depreciation	(6,051)	(7,294)
Currency translation adjustments	976	257
Reclassifications	1,229
Decrease and reclassifications	8,562	577
PP&E at end of year	(141,376)	(145,394)	(138,934)
Vehicles | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	40,187
PP&E at end of year	33,920	40,187
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(196,493)	(192,537)
Incorporation by acquisition	(695)
Depreciation	(6,264)	(5,634)
Currency translation adjustments	2,698	1,678
Reclassifications	(1,561)
PP&E at end of year	(202,315)	(196,493)	(192,537)
Machinery, diverse equipment and tools | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	32,554
PP&E at end of year	29,366	32,554
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(56,310)	(44,291)
Incorporation by acquisition	(526)
Depreciation	(9,345)	(11,388)
Currency translation adjustments	1,767	(631)
Decrease and reclassifications	16
PP&E at end of year	(64,398)	(56,310)	$ (44,291)
Other | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	36,111
PP&E at end of year	31,977	36,111
Construction in progress | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	423,538
PP&E at end of year	194,275	423,538
Materials | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	570,102
PP&E at end of year	$ 433,047	$ 570,102